January 14, 2019

VIA EDGAR

Attention: Frank Buda

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Great-West Funds, Inc. (“Registrant”)
Registration Statement on Form N-14
File No. 333-228805

Commissioners:

Filed herewith is pre-effective amendment no. 1 (“Amendment No. 1”) to the above-referenced registration statement filed on behalf of Great-West Funds, Inc. (“Great-West Funds”) relating to the proposed reorganization of the Great-West SecureFoundation Lifetime 2015 Fund (the “Target Fund”) into the Great-West SecureFoundation Balanced Fund (the “Acquiring Fund”).

It is proposed that this filing will become effective automatically on February 13, 2019 pursuant to Rule 488.

Amendment No. 1 reflects the addition of the consent of independent registered public accounting firm as an exhibit to the N-14 filing as well as contains conforming changes as requested by the independent registered public accounting firm.

Please direct any question or comments regarding Amendment No. 1 to me at (303) 737-3011 or to Ryan Logsdon at (303) 737-4675.

Sincerely,

/s/ Cara B. Owen

Cara B. Owen
Senior Counsel & Assistant Secretary

Enclosures